Intangible Assets, Allocation of Goodwill to Operating Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 25,637	$ 25,637
Reduction in goodwill related to divested businesses	(11)
Goodwill from business combinations	87
Other	(8)
Goodwill, Ending Balance (suppressed)	25,705	25,637
Community Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	17,922	17,922
Reduction in goodwill related to divested businesses	0
Goodwill from business combinations	0
Other	(8)
Goodwill, Ending Balance (suppressed)	17,914	17,922
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	7,344	7,344
Reduction in goodwill related to divested businesses	(11)
Goodwill from business combinations	87
Other	0
Goodwill, Ending Balance (suppressed)	7,420	7,344
Wealth Brokerage and Retirement [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	371	371
Reduction in goodwill related to divested businesses	0
Goodwill from business combinations	0
Other	0
Goodwill, Ending Balance (suppressed)	$ 371	$ 371